Investment Risks	Sep. 11, 2025
Sprott Active Metals & Miners ETF | Aluminum Risk [Member]
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Aluminum Risk. Aluminum prices are impacted by global demand (e.g., construction, automotive, aerospace), supply levels, energy prices, and geopolitical factors. Production and cost estimates of companies mining aluminum are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Sprott Active Metals & Miners ETF | Cobalt Risk [Member]
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Cobalt Risk. Government interventions, such as export bans or mining license changes, may disrupt the supply of cobalt and companies that derive revenue from cobalt mining. Over 70% of the world’s cobalt is mined in the Democratic Republic of Congo, which has a history of political instability and conflicts. Production and cost estimates of companies mining cobalt are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Sprott Active Metals & Miners ETF | Copper Risk [Member]
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Copper Risk. Production and cost estimates of companies mining copper are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Sprott Active Metals & Miners ETF | Gold and Silver Mining Industry Risk [Member]
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Gold and Silver Mining Industry Risk. The Fund is sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the gold and silver mining industry. In times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the value of gold, silver and other precious metals may be adversely affected, which could in turn affect the Fund’s returns. The gold and precious metals industry can be significantly affected by competitive pressures, central bank operations, events relating to international political developments, the success of exploration projects, commodity prices, adverse environmental developments and tax and government regulations.

Sprott Active Metals & Miners ETF | Graphite Risk [Member]
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Graphite Risk. Graphite prices may fluctuate significantly due to changes in supply and demand, especially with rising demand from electric vehicle (EV) batteries and changes in steel or refractory production. Synthetic graphite competition may also adversely affect pricing. Production and cost estimates of companies mining graphite are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Sprott Active Metals & Miners ETF | Iron Ore Risk [Member]
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Iron Ore Risk. Iron ore demand and prices are influenced by global infrastructure and construction activity. Economic slowdowns in economies such as China or India can lead to lower demand and falling prices of iron ore. Trade tensions may adversely affect export markets. Production and cost estimates of companies mining iron ore are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Sprott Active Metals & Miners ETF | Lithium Risk [Member]
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Lithium Risk. Production and cost estimates of companies mining lithium are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Sprott Active Metals & Miners ETF | Manganese Risk [Member]
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Manganese Risk. The price of manganese prices is influenced by global demand, especially from the steel industry. Major manganese producers are in countries such as South Africa, Gabon and Australia. Political instability, export restrictions, or nationalization can impact operations and exports. Production and cost estimates of companies mining manganese are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Sprott Active Metals & Miners ETF | Nickel Risk [Member]
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Nickel Risk. Production and cost estimates of companies mining nickel are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Sprott Active Metals & Miners ETF | Platinum and Palladium Industry Risk [Member]
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Platinum and Palladium Industry Risk. The Fund is sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the platinum and palladium mining industry. In times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the value of the platinum and palladium and other precious metals may be adversely affected, which could in turn affect the Fund’s returns. The platinum and palladium metals industry can be significantly affected by competitive pressures, central bank operations, events relating to international political developments, the success of exploration projects, commodity prices, adverse environmental developments and tax and government regulations.

Sprott Active Metals & Miners ETF | Rare Earth and Critical Materials Companies Risk [Member]
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Rare Earth and Critical Materials Companies Risk. The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition of rare earth and critical materials companies. Rare earth and critical materials are industrial metals that are typically mined as by-products or secondary metals in operations focused on precious metals and base metals. Compared to base metals, they have more specialized uses. Rare earth metals (or rare earth elements) are a collection of chemical elements that are crucial to many of the world’s most advanced technologies. Consequently, the demand for rare earth and critical materials has strained supply, which has the potential to result in a shortage of such materials which could adversely affect the companies in the Fund’s portfolio. Companies involved in the various activities that are related to the mining, production, recycling, mineral sands, processing and/or refining of rare earth and critical materials tend to be small-, medium- and micro-capitalization companies with volatile share prices, are highly dependent on the price of rare earth and critical materials, which may fluctuate substantially over short periods of time. The value of such companies may be significantly affected by events relating to international, national and local political and economic developments, energy conservation efforts, the success of exploration projects, commodity prices, tax and other government regulations, depletion of resources, and mandated expenditures for safety and pollution control devices. The mining, production, recycling, processing and/or refining of rare earth and critical metals can be capital intensive and, if companies involved in such activities are not managed well, the share prices of such companies could decline even as prices for the underlying rare earth and critical metals are rising. In addition, companies involved in the various activities that are related to the mining, production, recycling, processing and/or refining of rare earth and critical metals may be at risk for environmental damage claims.

Sprott Active Metals & Miners ETF | Steel Risk [Member]
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Steel Risk. Steel prices are sensitive to global demand, supply imbalances, tariffs, and macroeconomic conditions. Tariffs, including the recently proposed 50% steel import duties, may benefit U.S. steel producers but increase uncertainty, legal challenges, and unintended inflationary effects on industries dependent upon steel. Production and cost estimates of companies mining steel are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Sprott Active Metals & Miners ETF | Uranium Risk [Member]
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Uranium Risk. Production and cost estimates of companies mining uranium are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Sprott Active Metals & Miners ETF | Zinc Risk [Member]
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Zinc Risk. Zinc prices are subject to changes in global supply and demand, economic cycles, and speculation. A downturn in industrial demand can reduce zinc prices and hurt profits. Many zinc operations are located in politically unstable regions, potentially leading to expropriation, conflict, or trade restrictions. Production and cost estimates of companies mining zinc are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Sprott Active Metals & Miners ETF | Active Management Risk [Member]
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Active Management Risk. The Adviser’s judgments about the growth, value, or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal. This underperformance may be exacerbated by the universe of securities in which the Fund is authorized to invest as compared to other types of ETFs or mutual funds.

Sprott Active Metals & Miners ETF | Authorized Participant Concentration Risk [Member]
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Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in the Creations and Redemptions section of the Fund’s prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to net asset value per share (“NAV”) and possibly face trading halts and/or delisting.

Sprott Active Metals & Miners ETF | Commodity Risk [Member]
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Commodity Risk. The Fund invests in companies that are susceptible to fluctuations in certain commodity markets and to price changes due to trade relations. Any negative changes in commodity markets that may be due to changes in supply and demand for commodities, market events, regulatory developments, other catastrophic events, or other factors that the Fund cannot control could have an adverse impact on those companies.

Sprott Active Metals & Miners ETF | Common Stock Risk [Member]
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Common Stock Risk. Common stock holds the lowest priority in the capital structure of a company, and, therefore, takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Sprott Active Metals & Miners ETF | Currency Risk [Member]
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Currency Risk. The Fund may invest its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of the Shares. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Sprott Active Metals & Miners ETF | Cybersecurity and Disaster Recovery Risks [Member]
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Cybersecurity and Disaster Recovery Risks. Information and technology systems relied upon by the Fund, the Adviser, the Fund’s other service providers (including, but not limited to, the Sub-Adviser, Fund Accountant, Custodian, Transfer Agent, Administrator and the Distributor (“Service Providers”)), market makers, Authorized Participants, financial intermediaries and/or the issuers of securities in which the Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Adviser and the Fund’s other service providers have implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Fund, the Adviser, Service Providers, market makers, Authorized Participants, financial intermediaries and/or issuers of securities in which the Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, impact the Fund’s ability to calculate its net asset value or impede trading.

Sprott Active Metals & Miners ETF | Early Close/Trading Halt Risk [Member]
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Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Sprott Active Metals & Miners ETF | Emerging Markets Securities Risk [Member]
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Emerging Markets Securities Risk. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Adviser’s ability to evaluate local companies and impact the Fund’s performance. Investments in securities of issuers in emerging markets may also be exposed to risks related to a lack of liquidity, greater potential for market manipulation, issuers’ limited reliable access to capital, and foreign investment structures.

Sprott Active Metals & Miners ETF | Fluctuation of Net Asset Value Risk [Member]
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Fluctuation of Net Asset Value Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for shares on The Nasdaq Stock Market LLC (the “Exchange”). The Adviser cannot predict whether the shares will trade below, at or above their NAV. The Fund’s market price may deviate from the value of its underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold. this can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

Sprott Active Metals & Miners ETF | Foreign Investment Risk [Member]
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Foreign Investment Risk. The Fund’s investments in non-U.S. issuers, although limited to ADRs, may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Countries with emerging markets may present heightened risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens, inflation rates or adverse news and events. Where all or a portion of the Fund’s underlying securities trade in a market that is closed when the market in which the Fund’s shares are listed and trading in that market is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Fund’s domestic trading day. In addition, please note that this in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Sprott Active Metals & Miners ETF | Frontier Markets Risk [Member]
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Frontier Markets Risk. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed and traditional emerging markets. Economic, political, illiquidity and currency risks may be more pronounced with respect to investments in frontier markets than in emerging markets.

Sprott Active Metals & Miners ETF | Geographic Investment Risk [Member]
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Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Sprott Active Metals & Miners ETF | Australia [Member]
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Australia. Investments in Australian issuers may subject the Fund to economic risk specific to Australia. Among other things, there are legal, regulatory, political, currency and economic risk specific to Australia. The Australian economy is heavily dependent on relationships with certain key trading partners, including China, Japan and the United States. As a result, continued growth of the Australian economy is dependent on the growth of these economies.

Sprott Active Metals & Miners ETF | Brazil [Member]
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Brazil. Investment in Brazilian issuers involves risks that are specific to Brazil, including legal, regulatory, political, currency and economic risks. The Brazilian economy has historically been exposed to high rates of inflation and a high level of debt, each of which may reduce and/or prevent economic growth.

Sprott Active Metals & Miners ETF | Canada [Member]
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Canada. Investments in Canadian issuers may subject the Fund to economic risk specific to Canada. Among other things, the Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States and China. The Canadian economy is sensitive to fluctuations in certain commodity markets.

Sprott Active Metals & Miners ETF | Mexico [Member]
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Mexico. Investment in Mexican issuers may subject the Fund to economic risk specific to Mexico. Among other things, the Mexican economy is heavily dependent on trading with key partners, specifically the United States and certain Latin American countries. Any increases or decreases in the volume of this trading, changes in taxes or tariffs, or variance in political relationships between nations may impact the economy in a way that would be adverse to the Fund’s investments. Mexico is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Shareholder claims that are available in the U.S., as well as regulatory oversight and authority that is common in the U.S., including for claims based on fraud, may be difficult or impossible for shareholders of securities in Mexico or for U.S. authorities to pursue. Additionally, investment in Mexico may be subject to substantial economic instability resulting from, among other things, periods of very high inflation, high interest rates, economic volatility, high unemployment rates and significant devaluations of the Mexican currency, the peso, as well as destabilizing events caused by local insurrections, social upheavals, drug related violence and public health crises.

Sprott Active Metals & Miners ETF | New Zealand [Member]
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New Zealand. Investments in New Zealand issuers may subject the Fund to economic risk specific to New Zealand. Among other things, there are legal, regulatory, political, currency and economic risk specific to New Zealand. The New Zealand economy is heavily dependent on relationships with certain key trading partners, including China, Japan and the United States. As a result, continued growth of the New Zealand economy is dependent on the growth of these economies.

Sprott Active Metals & Miners ETF | South Africa [Member]
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South Africa. South Africa’s two-tiered economy, with one rivaling developed countries and the other exhibiting many characteristics of developing countries, is characterized by uneven distribution of wealth and income and high rates of unemployment. Although economic reforms have been enacted to promote growth and foreign investments, there can be no assurance that these programs will achieve the desired results. In addition, South Africa’s inadequate currency reserves have left its currency vulnerable, at times, to devaluation. Despite significant reform and privatization, the South African government continues to control a large share of South African economic activity. Heavy regulation of labor and product markets is pervasive and may stifle South African economic growth or cause prolonged periods of recession. The agriculture and mining sectors of South Africa’s economy account for a large portion of its exports, and thus the South African economy is susceptible to fluctuations in these commodity markets.

Sprott Active Metals & Miners ETF | United Kingdom [Member]
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United Kingdom. The United Kingdom trades heavily with other European countries and the United States and may be impacted by changes to the economic health of their key trading partners. The United Kingdom also relies heavily on the export of financial services. Accordingly, a downturn in the financial services sector may have an adverse impact on the United Kingdom’s economy

Sprott Active Metals & Miners ETF | Investment Risk [Member]
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Risk [Text Block]	Investment Risk. An investment in the Fund is subject to investment risk including the possible loss of the entire principal amount that you invest.
Sprott Active Metals & Miners ETF | Issuer-Specific Risk [Member]
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Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Sprott Active Metals & Miners ETF | Large-Capitalization Risk [Member]
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Large-Capitalization Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. The securities of large-capitalization companies may also be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Sprott Active Metals & Miners ETF | Liquidity Risk [Member]
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Liquidity Risk. It may be more difficult for the Fund to buy and sell significant amounts of some securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Sub-Adviser believes it is desirable to do so.

Sprott Active Metals & Miners ETF | Market Risk and Selection Risk [Member]
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Market Risk and Selection Risk. Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue (e.g., COVID-19), recessions, or other events could have a significant impact on the Fund and its investments. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both domestic and global financial markets. Such events also may have an impact on the Fund and its investments, including the Fund’s ability to purchase or sell securities and potential elevated tracking error and increased premiums or discounts to the Fund’s NAV. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Sprott Active Metals & Miners ETF | Metals and Mining Industry Risk [Member]
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Metals and Mining Industry Risk. Companies in the metals and mining industry are susceptible to fluctuations in worldwide metal prices and extraction and production costs. In addition, metals and mining companies may have significant operations in areas at risk for social and political unrest, security concerns and environmental damage. These companies may also be at risk for increased government regulation and intervention. Such risks may adversely affect the issuers to which the Fund has exposure.

Sprott Active Metals & Miners ETF | Micro-Capitalization Company Risk [Member]
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Micro-Capitalization Company Risk. Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.

Sprott Active Metals & Miners ETF | New Fund Risk [Member]
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New Fund Risk. A new or smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Fund will achieve an economically viable size. Further, an active trading market for shares of the Fund may not develop or be maintained.

Sprott Active Metals & Miners ETF | Operational Risk [Member]
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Operational Risk. The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Sprott Active Metals & Miners ETF | Sector Focus Risk [Member]
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Risk [Text Block]	Sector Focus Risk. The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors.
Sprott Active Metals & Miners ETF | Mining Sector Risk [Member]
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Mining Sector Risk. The exploration and development of mineral deposits involve significant financial risks over a significant period of time, which even a combination of careful evaluation, experience and knowledge may not eliminate. Few properties which are explored are ultimately developed into producing mines. Major expenditures may be required to establish reserves by drilling and to construct mining and processing facilities at a site. In addition, mineral exploration companies typically operate at a loss and are dependent on securing equity and/or debt financing, which might be more difficult to secure for an exploration company than for a more established counterpart.

Sprott Active Metals & Miners ETF | Securities Lending Risk [Member]
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Securities Lending Risk. Although the Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

Sprott Active Metals & Miners ETF | Small- and Mid-Capitalization Company Risk [Member]
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Small- and Mid-Capitalization Company Risk. Smaller and mid-size companies often have narrower markets, less liquidity, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of the Fund’s portfolio.

Sprott Active Metals & Miners ETF | Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Risk. Shares of the Fund may trade on the Exchange, above (premium) or below (discount) their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of the Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask), which is known as the bid-ask spread. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Sprott Active Metals & Miners ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Sprott Active Metals & Miners ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Sprott Royalty, Streaming & Physical Metals ETF | Copper Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Copper Risk. Production and cost estimates of companies mining copper are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Sprott Royalty, Streaming & Physical Metals ETF | Gold and Silver Mining Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Gold and Silver Mining Industry Risk. The Fund is sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the gold and silver mining industry. In times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the value of gold, silver and other precious metals may be adversely affected, which could in turn affect the Fund’s returns. The gold and precious metals industry can be significantly affected by competitive pressures, central bank operations, events relating to international political developments, the success of exploration projects, commodity prices, adverse environmental developments and tax and government regulations.

Sprott Royalty, Streaming & Physical Metals ETF | Platinum and Palladium Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Platinum and Palladium Industry Risk. The Fund is sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the platinum and palladium mining industry. In times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the value of the platinum and palladium and other precious metals may be adversely affected, which could in turn affect the Fund’s returns. The platinum and palladium metals industry can be significantly affected by competitive pressures, central bank operations, events relating to international political developments, the success of exploration projects, commodity prices, adverse environmental developments and tax and government regulations.

Sprott Royalty, Streaming & Physical Metals ETF | Uranium Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Uranium Risk. Production and cost estimates of companies mining uranium are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Sprott Royalty, Streaming & Physical Metals ETF | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in the Creations and Redemptions section of the Fund’s prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to net asset value per share (“NAV”) and possibly face trading halts and/or delisting.

Sprott Royalty, Streaming & Physical Metals ETF | Commodity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Commodity Risk. The Fund invests in companies that are susceptible to fluctuations in certain commodity markets and to price changes due to trade relations. Any negative changes in commodity markets that may be due to changes in supply and demand for commodities, market events, regulatory developments, other catastrophic events, or other factors that the Fund cannot control could have an adverse impact on those companies.

Sprott Royalty, Streaming & Physical Metals ETF | Common Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Common Stock Risk. Common stock holds the lowest priority in the capital structure of a company, and, therefore, takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Sprott Royalty, Streaming & Physical Metals ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk. The Fund may invest its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of the Shares. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Sprott Royalty, Streaming & Physical Metals ETF | Cybersecurity and Disaster Recovery Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity and Disaster Recovery Risks. Information and technology systems relied upon by the Fund, the Adviser, the Fund’s other service providers (including, but not limited to, the Sub-Adviser, Fund Accountant, Custodian, Transfer Agent, Administrator, Distributor and index providers (“Service Providers”)), market makers, Authorized Participants, financial intermediaries and/or the issuers of securities in which the Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Adviser and the Fund’s other service providers have implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Fund, the Adviser, Service Providers, market makers, Authorized Participants, financial intermediaries and/or issuers of securities in which the Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, impact the Fund’s ability to calculate its net asset value or impede trading.

Sprott Royalty, Streaming & Physical Metals ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Sprott Royalty, Streaming & Physical Metals ETF | Emerging Markets Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Securities Risk. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Adviser’s ability to evaluate local companies and impact the Fund’s performance. Investments in securities of issuers in emerging markets may also be exposed to risks related to a lack of liquidity, greater potential for market manipulation, issuers’ limited reliable access to capital, and foreign investment structures.

Sprott Royalty, Streaming & Physical Metals ETF | Fluctuation of Net Asset Value Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fluctuation of Net Asset Value Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for shares on The Nasdaq Stock Market LLC (the “Exchange”). The Adviser cannot predict whether the shares will trade below, at or above their NAV. The Fund’s market price may deviate from the value of its underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold. this can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

Sprott Royalty, Streaming & Physical Metals ETF | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk. The Fund’s investments in non-U.S. issuers, although limited to ADRs, may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Countries with emerging markets may present heightened risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens, inflation rates or adverse news and events. Where all or a portion of the Fund’s underlying securities trade in a market that is closed when the market in which the Fund’s shares are listed and trading in that market is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Fund’s domestic trading day. In addition, please note that this in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Sprott Royalty, Streaming & Physical Metals ETF | Frontier Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Frontier Markets Risk. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed and traditional emerging markets. Economic, political, illiquidity and currency risks may be more pronounced with respect to investments in frontier markets than in emerging markets.

Sprott Royalty, Streaming & Physical Metals ETF | Geographic Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Sprott Royalty, Streaming & Physical Metals ETF | Australia [Member]
Prospectus [Line Items]
Risk [Text Block]

Australia. Investments in Australian issuers may subject the Fund to economic risk specific to Australia. Among other things, there are legal, regulatory, political, currency and economic risk specific to Australia. The Australian economy is heavily dependent on relationships with certain key trading partners, including China, Japan and the United States. As a result, continued growth of the Australian economy is dependent on the growth of these economies.

Sprott Royalty, Streaming & Physical Metals ETF | Canada [Member]
Prospectus [Line Items]
Risk [Text Block]

Canada. Investments in Canadian issuers may subject the Fund to economic risk specific to Canada. Among other things, the Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States and China. The Canadian economy is sensitive to fluctuations in certain commodity markets.

Sprott Royalty, Streaming & Physical Metals ETF | United Kingdom [Member]
Prospectus [Line Items]
Risk [Text Block]

United Kingdom. The United Kingdom trades heavily with other European countries and the United States and may be impacted by changes to the economic health of their key trading partners. The United Kingdom also relies heavily on the export of financial services. Accordingly, a downturn in the financial services sector may have an adverse impact on the United Kingdom’s economy.

Sprott Royalty, Streaming & Physical Metals ETF | Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Risk. An investment in the Fund is subject to investment risk including the possible loss of the entire principal amount that you invest.
Sprott Royalty, Streaming & Physical Metals ETF | Issuer-Specific Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Sprott Royalty, Streaming & Physical Metals ETF | Large-Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. The securities of large-capitalization companies may also be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Sprott Royalty, Streaming & Physical Metals ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. It may be more difficult for the Fund to buy and sell significant amounts of some securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Sub-Adviser believes it is desirable to do so.

Sprott Royalty, Streaming & Physical Metals ETF | Market Risk and Selection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk and Selection Risk. Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue (e.g., COVID-19), recessions, or other events could have a significant impact on the Fund and its investments. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both domestic and global financial markets. Such events also may have an impact on the Fund and its investments, including the Fund’s ability to purchase or sell securities and potential elevated tracking error and increased premiums or discounts to the Fund’s NAV. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Sprott Royalty, Streaming & Physical Metals ETF | Metals and Mining Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Metals and Mining Industry Risk. Companies in the metals and mining industry are susceptible to fluctuations in worldwide metal prices and extraction and production costs. In addition, metals and mining companies may have significant operations in areas at risk for social and political unrest, security concerns and environmental damage. These companies may also be at risk for increased government regulation and intervention. Such risks may adversely affect the issuers to which the Fund has exposure.

Sprott Royalty, Streaming & Physical Metals ETF | Micro-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Micro-Capitalization Company Risk. Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.

Sprott Royalty, Streaming & Physical Metals ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. A new or smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Fund will achieve an economically viable size. Further, an active trading market for shares of the Fund may not develop or be maintained.

Sprott Royalty, Streaming & Physical Metals ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Sprott Royalty, Streaming & Physical Metals ETF | Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sector Focus Risk. The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors.
Sprott Royalty, Streaming & Physical Metals ETF | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Securities Lending Risk. Although the Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

Sprott Royalty, Streaming & Physical Metals ETF | Small- and Mid-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and Mid-Capitalization Company Risk. Smaller and mid-size companies often have narrower markets, less liquidity, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of the Fund’s portfolio.

Sprott Royalty, Streaming & Physical Metals ETF | Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Risk. Shares of the Fund may trade on the Exchange, above (premium) or below (discount) their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of the Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask), which is known as the bid-ask spread. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Sprott Royalty, Streaming & Physical Metals ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. The Fund seeks to track the Underlying Metal Royalty and Streaming Index, which itself is currently concentrated in the metals and mining industry. Underperformance or increased risk in such concentrated areas may result in underperformance or increased risk in the Fund.

Sprott Royalty, Streaming & Physical Metals ETF | Depositary Receipt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Depositary Receipt Risk. The Fund may invest in depositary receipts which involve similar risks to those associated with investments in foreign securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market and, if not included in the Index, may negatively affect the Fund’s ability to replicate the performance of the Index.

Sprott Royalty, Streaming & Physical Metals ETF | Index Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Index Performance Risk. There can be no guarantee or assurance that the methodology used to create the Underlying Metal Royalty & Streaming Index will result in the Fund achieving positive returns. Further, there can be no guarantee that the methodology underlying the Underlying Metal Royalty & Streaming Index, or the daily calculation of the Underlying Metal Royalty & Streaming Index will be free from error. It is also possible that the value of the Underlying Metal Royalty & Streaming Index may be subject to intentional manipulation by third-party market participants. The Underlying Metal Royalty & Streaming Index may underperform other asset classes and may underperform other similar indices. Each of these factors could have a negative impact on the performance of the Fund.

The Underlying Metal Royalty & Streaming Index has significant exposure to non-U.S. companies in emerging and frontier markets. Limited availability and reliability of information, less uniformity in accounting, auditing and financial record-keeping standards in emerging and frontier markets countries increases potential for errors in index data, computation or construction, which could have a negative impact on the Fund’s performance. In addition, the Adviser has limited ability to oversee the Index Provider’s due diligence processes with respect to index data used in index computation, construction or rebalancing. Certain attributes of companies domiciled in foreign countries may present issues with respect to an investment company tracking equity securities issued by such companies including jurisdictions that subject such investments to withholding taxes.

Sprott Royalty, Streaming & Physical Metals ETF | Index Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Index Tracking Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Underlying Metal Royalty & Streaming Index for a number of reasons, including operating expenses incurred by the Fund not applicable to the Underlying Metal Royalty & Streaming Index, costs in buying and selling securities, asset valuation differences and differences between the Fund’s portfolio and the Underlying Metal Royalty & Streaming Index resulting from legal restrictions, cash flows or operational inefficiencies. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Underlying Metal Royalty & Streaming Index.

Sprott Royalty, Streaming & Physical Metals ETF | Passive Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Passive Investment Risk. The Fund is not actively managed and the Sub-Adviser generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Metal Royalty and Streaming Index, it is subject to the risk that the Sub-Adviser’s investment strategy may not produce the intended results.

Sprott Royalty, Streaming & Physical Metals ETF | Precious Metals Mining Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Precious Metals Mining Industry Risk. The Fund is sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the precious metals mining industry. In times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the value of a precious metal may be adversely affected, which could in turn affect the Fund’s returns. The precious metals industry can be significantly affected by competitive pressures, central bank operations, events relating to international political developments, the success of exploration projects, commodity prices, adverse environmental developments and tax and government regulations.

Sprott Royalty, Streaming & Physical Metals ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Sprott Royalty, Streaming & Physical Metals ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.